Subsidiary undertakings (Summary of Subsidiaries and Joint Operations) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark Colombia S.A.S. Sucursal Panama (Panama)
Proportion of ownership interest in subsidiaries	100.00%
Flamenco Block (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Flamenco Block (Chile)
Proportion of ownership interest in joint operation	50.00%
Campanario Block (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Campanario Block (Chile)
Proportion of ownership interest in joint operation	50.00%
Isla Norte Block (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Isla Norte Block (Chile)
Proportion of ownership interest in joint operation	60.00%
Llanos 34 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Llanos 34 Block (Colombia)
Proportion of ownership interest in joint operation	45.00%
Llanos 32 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Llanos 32 Block (Colombia)
Proportion of ownership interest in joint operation	12.50%
Puelen Block (Argentina) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Puelen Block (Argentina)
Proportion of ownership interest in joint operation	18.00%
Los Parlamentos Block (Argentina) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Los Parlamentos (Argentina)
Proportion of ownership interest in joint operation	50.00%
Manati Field (Brazil)
Disclosure of subsidiaries [line items]
Name of joint venture	Manati Field (Brazil)
Proportion of ownership interest in joint operation	10.00%
POT-T-785 Block (Brazil) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	POT-T-785 Block (Brazil)
Proportion of ownership interest in joint operation	70.00%
Espejo Block (Ecuador) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Espejo Block (Ecuador)
Proportion of ownership interest in joint operation	50.00%
Perico Block (Ecuador) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Perico Block (Ecuador)
Proportion of ownership interest in joint operation	50.00%
Llanos 86 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Llanos 86 Block (Colombia)
Proportion of ownership interest in joint operation	50.00%
Llanos 87 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Llanos 87 Block (Colombia)
Proportion of ownership interest in joint operation	50.00%
Llanos 104 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Llanos 104 Block (Colombia)
Proportion of ownership interest in joint operation	50.00%
Llanos 123 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Llanos 123 Block (Colombia)
Proportion of ownership interest in joint operation	50.00%
Llanos 124 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Llanos 124 Block (Colombia)
Proportion of ownership interest in joint operation	50.00%
CPO-5 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	CPO-5 Block (Colombia)
Proportion of ownership interest in joint operation	30.00%
Mecaya Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Mecaya Block (Colombia)
Proportion of ownership interest in joint operation	50.00%
PUT-8 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	PUT-8 Block (Colombia)
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
PUT-9 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	PUT-9 Block (Colombia)
Proportion of ownership interest in joint operation	50.00%
Tacacho Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Tacacho Block (Colombia)
Proportion of ownership interest in joint operation	50.00%
Terecay Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Terecay Block (Colombia)
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
Llanos 94 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Llanos 94 Block (Colombia)
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
Working interest percentage	50.00%
PUT-36 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	PUT-36 Block (Colombia)
Proportion of ownership interest in joint operation	50.00%
CPO-4-1 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	CPO-4-1 Block (Colombia)
Proportion of ownership interest in joint operation	50.00%
Espejo and Perico Blocks [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	50.00%
GeoPark Argentina Limited - Argentinean Branch (Argentina) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark Argentina S.A. (Argentina)
Proportion of ownership interest in subsidiaries	100.00%
GeoPark Brazil Explorao y Produo de Petrleo e Gs Ltda. (Brazil) [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. (Brazil)
Proportion of ownership interest in subsidiaries	100.00%
GeoPark Chile S.A. (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark Chile S.p.A. (Chile)
Proportion of ownership interest in subsidiaries	100.00%
GeoPark Fell S.p.A. (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark Fell S.p.A. (Chile)
Proportion of ownership interest in subsidiaries	100.00%
GeoPark Magallanes Limitada (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark Magallanes Limitada (Chile)
Proportion of ownership interest in subsidiaries	100.00%
GeoPark TdF S.A. (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark TdF S.p.A. (Chile)
Proportion of ownership interest in subsidiaries	100.00%
GeoPark Colombia S.A.S. (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark Colombia S.A.S. (Colombia)
Proportion of ownership interest in subsidiaries	100.00%
GeoPark Colombia Coperatie U.A. (The Netherlands) [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark Colombia, S.L.U. (Spain)
Proportion of ownership interest in subsidiaries	100.00%
GeoPark Per S.A.C. (Peru) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark Perú S.A.C. (Peru)
Proportion of ownership interest in subsidiaries	100.00%
GeoPark Mexico S.A.P.I. de C.V. (Mexico) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark Mexico S.A.P.I. de C.V. (Mexico)
Proportion of ownership interest in subsidiaries	100.00%
GeoPark E&P S.A.P.I. de C.V. (Mexico) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark E&P S.A.P.I. de C.V. (Mexico)
Proportion of ownership interest in subsidiaries	100.00%
GeoPark Per S.A.C. Sucursal Ecuador (Ecuador) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark Ecuador S.A. (Ecuador)
Proportion of ownership interest in subsidiaries	100.00%
GeoPark (UK) Limited (United Kingdom) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	GeoPark (UK) Limited (United Kingdom)
Proportion of ownership interest in subsidiaries	100.00%
Amerisur Resources Limited (United Kingdom) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Amerisur Resources Limited (United Kingdom)
Proportion of ownership interest in subsidiaries	100.00%
Amerisur Exploracin Colombia Limited (British Virgin Islands) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Amerisur Exploración Colombia Limited (British Virgin Islands)
Proportion of ownership interest in subsidiaries	100.00%
Amerisur Exploracin Colombia Limited Sucursal Colombia (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Amerisur Exploración Colombia Limited Sucursal Colombia (Colombia)
Proportion of ownership interest in subsidiaries	100.00%
Yarumal S.A.S. (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Yarumal S.A.S. (Colombia)
Proportion of ownership interest in subsidiaries	100.00%
Fenix Oil & Gas Limited (British Virgin Islands) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Fenix Oil & Gas Limited (British Virgin Islands)
Proportion of ownership interest in subsidiaries	100.00%
Fenix Oil & Gas Limited Sucursal Colombia (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Fenix Oil & Gas Limited Sucursal Colombia (Colombia)
Proportion of ownership interest in subsidiaries	100.00%
Amerisurexplor Ecuador S.A. (Ecuador) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Amerisurexplor Ecuador S.A. (Ecuador)
Proportion of ownership interest in subsidiaries	100.00%
Amerisur S.A. (Paraguay) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Amerisur S.A. (Paraguay)
Proportion of ownership interest in subsidiaries	100.00%
Market Access LLP (United States) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Market Access LLP (United States)
Proportion of ownership interest in subsidiaries	9.00%